Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-3

2.49% Exchange Note

Class A-1 0.78000% Asset Backed Notes

Class A-2A 1.35% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.61% Asset Backed Notes

Class A-4 1.78% Asset Backed Notes

Class B 1.97% Asset Backed Notes

Class C 2.38% Asset Backed Notes

Class D 2.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	12/01/16
End of Period:	12/31/16
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	01/18/17
Distribution Date:	01/20/17
Transaction Month:	4

2016-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	44,161	08/01/2016	09/22/2016	$1,084,350,400

Total	44,161			$1,084,350,400

RECONCILIATION OF 2016-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,031,980,546

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,370,426
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,065,148
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	2,421,291
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	13,856,865

{7} End of period Aggregate Securitization Value					{7}	$1,018,123,681

{8} Pool Factor					{8}	93.892498%

RECONCILIATION OF 2016-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,056,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,003,630,146

{11} Exchange Note Principal Payment Amount					{11}	13,856,865

{12} End of period Exchange Note Balance					{12}	$989,773,281

{13} Note Pool Factor					{13}	93.728530%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$320,000,000	$75,000,000	$287,000,000	$89,300,000

{15} Beginning of period Note Balance	{15}	$49,131,902	$320,000,000	$75,000,000	$287,000,000	$89,300,000

{16} Noteholders’ Principal Distributable Amount	{16}	13,856,865	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	4,366,215	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$30,908,822	$320,000,000	$75,000,000	$287,000,000	$89,300,000

{21} Note Pool Factor	{21}	25.973800%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,740,000	$38,490,000	$29,820,000		$1,000,350,000

{23} Beginning of period Note Balance	{23}	$41,740,000	$38,490,000	$29,820,000		$930,481,902

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		13,856,865
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,366,215
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,740,000	$38,490,000	$29,820,000		$912,258,822

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		91.193964%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,031,980,546

{31} Ending Designated Pool Balance							{31}	1,018,123,681
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	1,018,123,681

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$13,856,865

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,003,630,146	$0	2.49%	30	30/360	$2,082,533

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$16,279,753
{37} Net Liquidation Proceeds collected during period							{37}	3,983,077
{38} Investment Earnings							{38}	7,033
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(7,033)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	20,262,830

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	859,984
{43} To the 2016-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,082,533
{44} To the 2016-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	13,856,865
{45} To the 2016-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	3,463,448
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	0

{47} Total Distributions:								{47}	$20,262,830

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$1,031,980,546
{49} Ending Agg. Securitization Value						{49}	1,018,123,681
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	13,856,865

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	13,856,865

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$13,856,865

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$49,131,902	$0	0.78000%	31	Actual/360	$33,001
{56}	Class A-2A	$320,000,000	0	1.35%	30	30/360	360,000
{57}	Class A-2B	$75,000,000	0	1.09900%	31	Actual/360	70,978
{58}	Class A-3	$287,000,000	0	1.61%	30	30/360	385,059
{59}	Class A-4	$89,300,000	0	1.78%	30	30/360	132,462
{60}	Class B	$41,740,000	0	1.97%	30	30/360	68,524
{61}	Class C	$38,490,000	0	2.38%	30	30/360	76,339
{62}	Class D	$29,820,000	0	2.48%	30	30/360	61,628

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-3 Exchange Note Collections							{63}	$19,402,846
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	7,033
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,817
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	19,411,696

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{75}	33,001
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{76}	360,000
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{77}	70,978
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{78}	385,059
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{79}	132,462
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{80}	0
{81} Class B Noteholders’ Interest Distributable Amount							{81}	68,524
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{82}	0
{83} Class C Noteholders’ Interest Distributable Amount							{83}	76,339
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{84}	0
{85} Class D Noteholders’ Interest Distributable Amount							{85}	61,628
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{86}	0
{87} Noteholders’ Principal Distributable Amount							{87}	13,856,865
{88} To the Reserve Account, the Reserve Amount Required Amount							{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{89}	4,366,215
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining							{94}	0

{95} Total Distributions:								{95}	$19,411,696

	PRINCIPAL PARITY AMOUNT CALCULATION
	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{96}	Class A	$820,431,902	$1,018,123,681	$0	$18,429,571	$0
{97}	Class B	862,171,902	1,018,123,681	0	18,361,047	0
{98}	Class C	900,661,902	1,018,123,681	0	18,284,708	0
{99}	Class D	930,481,902	1,018,123,681	0	18,223,080	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds						{100}	$4,366,215

	{101} Beginning Note Balance					{101}	930,481,902
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102}	13,856,865
	{103} Pro-Forma Note Balance					{103}	916,625,037

	{104} Ending Aggregate Securitization Value					{104}	1,018,123,681
	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,567,668)					{105}	116,567,668
	{106} Required Pro Forma Note Balance {104} - {105}						{106}	901,556,013

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}						{107}	15,069,024

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{108}	$4,366,215

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value						{109}	$1,018,123,681
	{110} End of Period Note Balance						{110}	989,773,281
	{111} Overcollateralization						{111}	28,350,400
	{112} Overcollateralization %							{112}	2.78%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value						{113}	1,018,123,681
	{114} End of Period Note Balance						{114}	912,258,822
	{115} Overcollateralization						{115}	105,864,859
	{116} Overcollateralization %							{116}	10.40%

	RECONCILIATION OF 2016-3 CASH RESERVE ACCOUNT
	{117} Specified Reserve Balance							{117}	$5,421,752

	{118} Beginning of Period Reserve Account balance							{118}	$5,421,752
	{119} Investment Earnings						{119}	1,817
	{120} From the Indenture Collection Account, the Reserve Account Required Amount						{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{121}	0
	{122} Total Reserve balance available:							{122}	5,423,569

	{123} Specified Reserve Balance							{123}	5,421,752

	{124} Release Excess Cash to Indenture Collection Available Funds							{124}	1,817

	{125} End of period Reserve Account balance							{125}	$5,421,752

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage
	{126} Receivables with Scheduled Payment delinquent 61 days or more						{126}	$1,667,973	0.16%

	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )						{127}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{128}	Yes
	{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting-Treasury
Date:	January 17, 2017

GM Financial

GMALT 2016-3

Supplemental Monthly Data

December 31, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,031,980,546	$769,175,555
Change	(13,856,865)	(2,523,098)

End of Period	$1,018,123,681	$766,652,457
Residual Value as % of Agg. Securitization Value		75.30%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	43,124	1,009,310,899	99.13%
31 - 60 days	308	7,144,809	0.70%
61 - 90 days	40	929,128	0.09%
over 90 days	33	738,845	0.07%

Total	43,505	1,018,123,681	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	65	1,940,535	364	11,160,611
Standard terminations	7	141,186	55	1,024,555

Total retained by lessee	72	2,081,721	419	12,185,166
Returned Vehicles
Early terminations	21	339,570	32	539,228
Standard terminations	0	0	0	0

Total returned to dealer	21	339,570	32	539,228
Charged off leases / Repossessed vehicles	43	1,065,148	204	4,684,016
Repurchases	0	0	1	15,164
Other	0	0	0	0

Total terminations	136	3,486,439	656	17,423,574

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,065,148	4,684,016
less: Sales proceeds	1,070,145	2,912,974
less: Excess wear and excess mileage received	0	0
less: Other amounts received	68,202	76,131

Net Credit (Gain) Loss	(73,199)	1,694,911

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	336,105	530,202
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	344,239	569,910
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	4,186	9,324

Residual (Gain) Loss	(12,320)	(49,032)

	Current Period	Prev. Month
Prepay Speed	0.3805%	0.3268%

Return Rate	700.0000%	0.0000%

(1)	Percentages may not add to 100% due to rounding.